Capital Management - Schedule of Consolidated Capital (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Total equity	CAD 42,163	CAD 42,823
Adjusted for AOCI loss on cash flow hedges	(109)	(232)
Total equity excluding AOCI on cash flow hedges	42,272	43,055
Qualifying capital instruments	8,387	7,180
Total capital	CAD 50,659	CAD 50,235